Vessels (Details) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Apr. 10, 2012 Vera USD ($)	Apr. 19, 2012 Fos II USD ($)	Jun. 14, 2012 Hope USD ($)	Oct. 23, 2012 Aegean Star USD ($)	Feb. 06, 2013 Tulip USD ($)	Feb. 26, 2013 Aeolos USD ($)	Apr. 24, 2013 Ellen USD ($)	Apr. 24, 2013 Ellen EUR (€)	Aug. 23, 2013 Elbe USD ($)	Aug. 23, 2013 Elbe EUR (€)	Oct. 29, 2013 Steidamm USD ($)	Oct. 29, 2013 Steidamm EUR (€)	Dec. 23, 2013 Vigo USD ($)	Dec. 23, 2013 Vigo EUR (€)	Dec. 31, 2013 Vessels mortgaged under debt agreements USD ($)
Property Plant And Equipment [Line Items]
Aggregate sale price	$ 8,328	$ 8,932	$ 8,474	$ 605	$ 5,103	$ 1,442	$ 1,782	$ 1,683	$ 6,125	$ 182	€ 140	$ 100	€ 75	$ 238	€ 175	$ 103	€ 75
Gain/ (Loss) on sale of vessels	(4,312)	(5,966)	(8,682)	(697)	(4,030)	509	(1,748)	(634)	(2,634)	(512)		(37)		(289)		(206)
Vessel's carrying value	421,529	453,026		952	8,762	541	3,530	1,977	8,759	313		137		527		309		360,714
Unamortized dry-docking costs	722	1,113		350	371	392		340		381
Capitalized expenses	$ 50,456	$ 59,339
Vessel Capacity														1,634	1,634	1,319	1,319